Leases - Schedule of Operating and Finance Lease Cost and Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease cost	$ 71	$ 62
Finance lease cost
Amortization of right-of-use assets	5	2
Interest	3	1
Operating lease cash paid	74	63
Finance lease cash paid	$ 4	$ 0